New Accounting Pronouncements	6 Months Ended
Mar. 31, 2015
Accounting Changes and Error Corrections [Abstract]
New Accounting Pronouncements	2. New Accounting Pronouncements There have been no new applicable accounting pronouncements issued during the six months ended March 31, 2015.